Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of due to related parties [Abstract]
Total	$ 1,386,504	$ 1,571,284	$ 1,285,559
Mr. Xusheng Niu [Member]
Schedule of due to related parties [Abstract]
Mr. Xusheng Niu	814,308	768,714	378,799
Mrs. Xiangtao Yao [Member]
Schedule of due to related parties [Abstract]
Mrs. Xiangtao Yao	563,969	790,051	906,760
Mr. Szuhao Huang [Member]
Schedule of due to related parties [Abstract]
Mr. Szuhao Huang	$ 8,227	$ 12,519